ACQUISITIONS	12 Months Ended
Dec. 31, 2019
ACQUISITIONS
ACQUISITIONS

3. ACQUISITIONS
During the years ended December 31, 2019 and 2018, Granite acquired income-producing properties and development land consisting of the following:

2019 Acquisitions
Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost
Income-producing properties (1) :
201 Sunridge Boulevard	Wilmer, TX	March 1, 2019	$58,087	$141	$58,228
3501 North Lancaster Hutchins Road	Lancaster, TX	March 1, 2019	106,120	168	106,288
2020 & 2095 Logistics Drive (2)	Mississauga, ON	April 9, 2019	174,106	146	174,252
1901 Beggrow Street	Columbus, OH	May 23, 2019	71,607	289	71,896
Heirweg 3	Born, Netherlands	July 8, 2019	25,704	1,640	27,344
1222 Commerce Parkway	Horn Lake, MS	August 1, 2019	24,492	231	24,723
831 North Graham Road	Greenwood, IN	October 4, 2019	39,581	40	39,621
100 Clyde Alexander Lane (3)	Pooler, GA	October 18, 2019	62,657	614	63,271
1301 Chalk Hill Road (4)	Dallas, TX	November 19, 2019	269,764	247	270,011
330-366 Stateline Road East	Southaven, MS	December 19, 2019	63,717	38	63,755
440-480 Stateline Road East	Southaven, MS	December 19, 2019	51,643	33	51,676
			$947,478	$3,587	$951,065
Development land:
6701, 6702 Purple Sage Road	Houston, TX	July 1, 2019	33,361	510	33,871
			$980,839	$4,097	$984,936

(1)	The income-producing properties acquired in 2019 have been accounted for as asset acquisitions reflecting the adoption of the IFRS 3 Amendments effective January 1, 2019 (note 2(o)).
(2)	Includes a right-of-use asset related to the ground lease of $20.5 million (note 2(o)).
(3)
The Trust acquired the leasehold interest in this property which resulted in the recognition of a right-of-use asset, including transaction costs, of $63,271.

The Trust will acquire freehold title to the property on December 31, 2022.

(4)	Excludes cash held in escrow at December 31, 2019 to complete construction.

At the acquisition date, the developed property located at 1301 Chalk Hill Road, Dallas, Texas had outstanding construction work which resulted in $20.5 million (US$15.5 million) of the purchase price being placed in escrow to pay for the remaining construction costs. The funds will be released from escrow as the construction is completed. As at December 31, 2019, $16.8 million (US$12.9 million) remained in escrow. The purchase price noted above does not include the cash held in escrow to complete the construction. As construction is completed, the construction costs will be capitalized to the cost of the investment property.

During the year ended December 31, 2019, the transaction costs of $4.1 million, which included land transfer tax, legal and advisory costs, were first capitalized to the cost of the respective property and then subsequently expensed to net fair value gains on investment properties on the combined statement of net income as a result of measuring the properties at fair value.

2018 Acquisitions
Property	Location	Date acquired	Property purchase price
Income-producing properties (1) :
3870 Ronald Reagan Parkway	Plainfield, IN	March 23, 2018	$50,835
181 Antrim Commons Drive	Greencastle, PA	April 4, 2018	44,323

Ohio portfolio (four properties):
10, 100 and 115 Enterprise Parkway and 15 Commerce Parkway	West Jefferson, OH	May 23, 2018	299,297
Joseph-Meyer-Straße 3	Erfurt, Germany	July 12, 2018	82,677
120 Velocity Way	Shepherdsville, KY	December 3, 2018	65,866
			542,998

Development land:
Lot 18, Park 70	West Jefferson, OH	November 1, 2018	1,232
			$544,230

(1)
The income-producing properties acquired in 2018 were accounted for as business combinations (note 2(o)) in accordance with the accounting policy followed by the Trust during the 2018 year and prior to the adoption and prospective application of the IFRS 3 Amendments effective January 1, 2019.

During the year ended December 31, 2018, the Trust recognized $20.1 million of revenue and $33.2 million of net income related to the aforementioned acquisitions. Had these acquisitions occurred on January 1, 2018, the Trust would have recognized proforma revenue and net income of approximately $35.4 million and $56.7 million, respectively, during the year ended December 31, 2018.
The following table summarizes the total consideration paid for the income-producing property acquisitions and the fair value of the total identifiable net assets acquired at the acquisition dates:

Acquisitions During the Year Ended December 31,	2018
Purchase consideration
Cash on hand	$380,206
Cash sourced from credit facility	167,689
Total cash consideration paid	$547,895
Recognized amounts of identifiable net assets acquired measured at their respective fair values:
Investment properties	$542,998
Working capital	4,897
Total identifiable net assets	$547,895
During the year ended December 31, 2018, the Trust incurred $7.4 million of land transfer tax, legal and advisory costs associated with the aforementioned completed acquisitions, of which $5.4 million related to the land transfer tax for the property acquired in Erfurt, Germany. The Trust incurred an additional $0.6 million of costs related to pursuing other acquisition opportunities. These costs are included in acquisition transaction costs in the combined statement of net income.

As at December 31, 2018, Granite had made deposits of $34.3 million relating to property acquisitions. A $7 million deposit was made to acquire the leasehold interest in two income-producing properties located in Mississauga, Ontario and a $27.3 million (US$20.0 million) deposit was made in connection with a contractual commitment to acquire a property under development in the state of Texas. The properties were acquired during the year ended December 31, 2019.